                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of the Trust offered by this prospectus are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through 101 separate investment portfolios or funds. This prospectus applies only to the following Lifestyle Portfolios:

                             LIFESTYLE GROWTH TRUST
                     (formerly, Lifestyle Growth 820 Trust)

                            LIFESTYLE BALANCED TRUST
                    (formerly, Lifestyle Balanced 640 Trust)

                            LIFESTYLE MODERATE TRUST
                    (formerly, Lifestyle Moderate 460 Trust)

                          LIFESTYLE CONSERVATIVE TRUST
                  (formerly, Lifestyle Conservative 280 Trust)

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                 The date of this Prospectus is April 28, 2006

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
PERFORMANCE AND FINANCIAL HIGHLIGHTS........................  1


LIFESTYLE FUNDS.............................................  4
  The Lifestyle Trusts......................................  4

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS.........  8
  Risks of Investing in Certain Types of Securities.........  8
  Additional Investment Policies............................  11
  Hedging and Other Strategic Transactions..................  13
MANAGEMENT OF THE TRUST.....................................  14
  Advisory Arrangements.....................................  14
  Subadvisory Arrangements..................................  15
MULTICLASS PRICING; RULE 12B-1 PLANS........................  15
GENERAL INFORMATION.........................................  16
  Taxes.....................................................  16
  Dividends.................................................  17
  Purchase and Redemption of Shares.........................  17
  Disruptive Short Term Trading.............................  19
  Policy Regarding Disclosure of Trust Portfolio Holdings...  20
  Purchasers of Shares of the Trust.........................  20
APPENDIX A -- LIFESTYLE TRUSTS -- DESCRIPTION OF UNDERLYING   21
  FUNDS.....................................................
FINANCIAL HIGHLIGHTS........................................  30
  Additional Information....................................  35

                               FUND DESCRIPTIONS:

                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,

                      PERFORMANCE AND FINANCIAL HIGHLIGHTS

     The Trust is a series trust which currently has 101 separate investment portfolios or funds. This prospectus covers four Lifestyle Funds of the Trust. The investment objectives, principal investment strategies and principal risks of the funds are set forth in the fund descriptions below, together with performance information and financial highlights for each fund. John Hancock Investment Management Services, LLC is the investment adviser to the Trust, and each fund has its own subadviser.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. Additional information about the funds' investment policies is set forth under "Additional Investment Policies."

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

     More complete descriptions of the money market instruments and certain other instruments in which certain funds of the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH FUND

     Certain risks of investing in each fund are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a fund, are more fully described below under "Risks of Investing in Certain Types of Securities."

   --   Non-Diversified Portfolios                    --   Lower Rated Fixed Income Securities
   --   Equity Securities                             --   Small and Medium Size Companies
   --   Growth Investing                              --   Foreign Securities
   --   Fixed Income Securities                       --   Value Investing
   --   Investment Grade Fixed Income Securities in
        the Lowest Rating Category

     An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each fund from year to year over a ten-year period. The performance of Series II shares of each portfolio would be lower due to the higher Rule 12b-1 fees. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

     Performance Table. The table compares each fund's one, five and ten year average annual returns as of December 31, 2005 for each series of shares to those of a broad measure, and in some cases to an index, of market performance. If the period since inception of the fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the Bar Chart and the Performance Table reflects all fees charged to each fund such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, or the fees or expenses of any qualified plans, which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

FEES AND EXPENSES FOR EACH FUND

     The Trust may issue five classes of shares: NAV Shares, Series I shares, Series II shares, Series III shares (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II, Series III and Series IIIA shares (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for NAV, Series I and Series II shares of each portfolio of the Trust offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)*

---------------------------------------------------------------------------------------------------------------------------------
                                                             MANAGEMENT                        OTHER        TOTAL TRUST ANNUAL
TRUST PORTFOLIO                                                 FEES        12B-1 FEES      EXPENSES(A)         EXPENSES(A)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                NAV
                                                                          SERIES   SERIES   SERIES I &            SERIES   SERIES
                                                                            I        II      SERIES II     NAV      I        II
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth Trust                                          0.05%     0.05%    0.25%       0.89%      0.94%   0.99%    1.19%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced Trust                                        0.05%     0.05%    0.25%       0.86%      0.91%   0.96%    1.16%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate Trust                                        0.05%     0.05%    0.25%       0.81%      0.86%   0.91%    1.11%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative Trust                                    0.05%     0.05%    0.25%       0.78%      0.83%   0.88%    1.08%
---------------------------------------------------------------------------------------------------------------------------------

(A)Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Bond Trust, the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust, the American Growth-Income Trust, the Absolute Return Trust and the Index Allocation Trust (the "Underlying Portfolios"). The annual expenses ratios for the Underlying Portfolios range from 0.34% to 1.35%.

"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.

*Effective October 14, 2005, as the result of a change in the method of calculating advisory fees for most Trust portfolios, the advisory fee for each portfolio, including the Lifestyle Funds, is determined by applying to the net assets of the portfolio an annual fee rate that is calculated by applying the annual percentage rates (including any breakpoints) for the portfolio to the applicable portions of the aggregate net assets of the portfolio and one or more other portfolios having the same subadviser, and dividing the amount so determined by the amount of aggregate net assets.

Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

     The Example is intended to help an investor compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the Portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                               $ 96                $300                $520               $1,155
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                               88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                           85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                               $101                $315                $547               $1,213
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                               98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                           90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

SERIES II SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                               $121                $378                $654               $1,443
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                              118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                              113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                          110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------

                                LIFESTYLE FUNDS

THE LIFESTYLE TRUSTS

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     This Prospectus offers four Lifestyle Trusts (each of which is a fund of funds) -- Growth, Balanced, Moderate and Conservative. The Lifestyle Trusts differ from most other Trust portfolios in that each Lifestyle Trust invests in a number of the other portfolios of the Trust which invest primarily in either equity securities or fixed income securities, as applicable ("Underlying Portfolios"). Each Lifestyle Trust has a target percentage allocation between the two types of Underlying Portfolios (fixed income and equity).

-----------------------------------------------------------------------------------------------------------
        PORTFOLIO                   INVESTMENT OBJECTIVE                     INVESTMENT STRATEGIES
-----------------------------------------------------------------------------------------------------------
Lifestyle Growth           Long-term growth of capital. Current     The portfolio invests approximately 20%
(formerly, Lifestyle       income is also a consideration.          of its assets in Underlying Portfolios
Growth 820)                                                         which invest primarily in fixed income
                                                                    securities and approximately 80% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.
Lifestyle Balanced         A balance between a high level of        The portfolio invests approximately 40%
(formerly, Lifestyle       current income and growth of capital,    of its assets in Underlying Portfolio
Balanced 640)              with a greater emphasis on growth of     which invest primarily in fixed income
                           capital.                                 securities and approximately 60% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.

Lifestyle Moderate         A balance between a high level of        The portfolio invests approximately 60%
(formerly, Lifestyle       current income and growth of capital,    of its assets in Underlying Portfolios
Moderate 460)              with a greater emphasis on income.       which invest primarily in fixed income
                                                                    securities and approximately 40% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.

Lifestyle Conservative     A high level of current income with      The portfolio invests approximately 80%
(formerly, Lifestyle       some consideration given to growth of    of its assets in Underlying Portfolios
Conservative 280)          capital.                                 which invest primarily in fixed income
                                                                    securities and approximately 20% in
                                                                    Underlying Portfolio which invest
                                                                    primarily in equity securities.
-----------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

     The Lifestyle Trusts seek to provide a variety of comprehensive investment programs designed for differing investment orientations. Each program is implemented by means of selected long-term investment allocations among the Underlying Portfolios.

     The portfolios eligible for purchase by the Lifestyle Trusts consist of all of the non-Lifestyle Trusts except the Index Allocation Trust, the Absolute Return Trust and the American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust. The Underlying Portfolios are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Portfolios investing primarily in fixed income securities are the:

         --  Active Bond Trust                            --  Short-Term Bond Trust
         --  Core Bond Trust                              --  Spectrum Income Trust
         --  Global Bond Trust                            --  Strategic Bond Trust
         --  High Yield Trust                             --  Strategic Income Trust
         --  Investment Quality Bond Trust                --  Total Return Trust
         --  Money Market Trust                           --  U.S. Government Securities Trust
         --  Real Return Bond Trust                       --  U.S. High Yield Bond Trust

     The other Underlying Portfolios invest primarily in equity securities. Because substantially all of the securities in which the Lifestyle Trusts may invest are Underlying Portfolios, each of the Lifestyle Trusts is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Portfolios (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 80% of assets in fixed income securities and 20% of assets in equity securities, the Lifestyle Conservative Trust may have a fixed income/ equity allocation of 10%/90% or 30%/70%. Variations beyond the permissible deviation range of 10% are not permitted. However, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the portfolio or to achieve the portfolio's objective.

     Each Lifestyle Trust purchases only NAV shares of the Underlying Portfolios. (NAV shares are not subject to any Rule 12b-1 fees).

Rebalancing

     Each Lifestyle Trust is monitored daily. To maintain target allocations in the Underlying Portfolios, daily cash flow for each Lifestyle Trust will be directed to its Underlying Portfolio that most deviates from target. Quarterly, the subadviser may also rebalance each Lifestyle Trust's Underlying Portfolios to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Portfolio held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular Underlying Portfolio subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of each Lifestyle Trust will reflect both its subadviser's allocation decisions with respect to Underlying Portfolios and the investment decisions made by the Underlying Portfolios' subadvisers. Each Lifestyle Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Portfolio in which it invests.

Temporary Defensive Investing

     Although substantially all of the assets of the Lifestyle Trusts will be invested in shares of the Underlying Portfolios, the Lifestyle Trusts may invest up to 100% of their assets in cash or money market instruments of the type in which the Money Market Trust is authorized to invest for the purpose of:

      --   meeting redemption requests,

      --   making other anticipated cash payments, or

      -- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

     To the extent a Lifestyle Trust is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.

     The Lifestyle Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Lifestyle Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.

Principal Risks of Investing in the Lifestyle Trusts

     The Lifestyle Trusts are ranked in order of risk. The Lifestyle Growth portfolio is the riskiest of the Lifestyle Trusts offered by this Prospectus since it invests 80% of its assets in Underlying Portfolios which invest primarily in equity securities. The Lifestyle Conservative portfolio is the least risky of these Lifestyle Trusts since it invests approximately 80% of its assets in Underlying Portfolios which invest primarily in fixed income securities. Each Lifestyle Trust is subject to the same risks as the Underlying Portfolios in which it invests. The principal risks of investing in each of the Lifestyle Trusts are:

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities. The risks of investing in fixed income securities, including non-investment grade securities, are set forth below under "Risks of Investing in Certain Types of Securities."

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities."

      -- Each of the Lifestyle Trusts is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Lifestyle Trusts, this risk is greatly reduced since each Lifestyle Trust invests its assets in other portfolios of the Trust which have diverse holdings. See "Risks of Investing in Certain Types of Securities" for a complete definition of a non-diversified portfolio.

Performance(A, B, C, D, E, F, G, H)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.90% (for the quarter ended 6/2003) and the lowest return was -14.50% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         6.1%      16.5%      -3.2%      -9.2%      -15.8%     29.5%      14.6%       8.7%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Growth Trust
   Series I                                                 8.66%     4.28%     5.95%     01/07/1997
   Series II(G)                                             8.51%     4.22%     5.92%     01/28/2002
   Series NAV(F)                                            8.68%     4.28%     5.95%     04/29/2005
 S&P 500 Index(A)                                           4.91%     0.54%     7.63%
 Combined Index(A, B)                                       4.47%     1.82%     7.64%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.62% (for the quarter ended 6/2003) and the lowest return was -10.36% (for the quarter ended 9/1998).

--------------------------------------------------------------------------------

         5.7%      12.4%       2.3%      -4.9%      -10.0%     24.0%      13.5%       6.9%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Balanced Trust Series I                          6.88%     5.20%     6.68%     01/07/1997
   Series II(G)                                             6.80%     5.16%     6.65%     01/28/2002
   Series NAV(F)                                            6.82%     5.19%     6.67%     04/29/2005
 Combined Index(A, C)                                       4.00%     2.99%     7.53%
 S&P 500 Index(A)                                           4.91%     0.54%     7.63%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 8.71% (for the quarter ended 6/2003) and the lowest return was -5.57% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

         9.8%       7.8%       3.9%      -1.1%      -4.1%      17.8%      11.0%       4.2%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Moderate Trust Series I                          4.15%     5.27%     6.82%     01/07/1997
   Series II(G)                                             4.00%     5.24%     6.80%     01/28/2002
   Series NAV(F)                                            4.15%     5.27%     6.82%     04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                  2.43%     5.87%     6.45%
 Combined Index(A, D)                                       3.51%     4.06%     7.29%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.64% (for the quarter ended 6/2003) and the lowest return was -2.08% (for the quarter ended 6/2004).

--------------------------------------------------------------------------------

        10.2%       4.2%       7.5%       3.3%       1.8%      11.5%       8.6%       2.9%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Conservative Trust
   Series I                                                 2.88%     5.54%     6.85%     01/07/1997
   Series II(G)                                             2.81%     5.50%     6.83%     01/28/2002
   Series NAV(F)                                            3.04%     5.57%     6.87%     04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                  2.43%     5.87%     6.45%
 Combined Index(A, E)                                       2.98%     5.02%     6.93%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.
(B)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Growth Trust. The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.
(C)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Balanced Trust. The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.
(D)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Moderate Trust. The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.
(E)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Conservative Trust. The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.
(F)NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
(G)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(H)During the time periods shown below, a portion of the Lifestyle Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages each Lifestyle Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Manager is:

      -- Steve Orlich (since July 2002). Mr. Orlich is Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

     Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

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                          ADDITIONAL INFORMATION ABOUT

                          THE PORTFOLIOS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The Lifestyle Trusts are subject to the same risks as the Underlying Portfolios in which they invest. The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

     Definition of Non-Diversified. Any portfolio that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not, as to 75% of its assets, invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. Some portfolios purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolios bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

     Growth Investing Risk. Some portfolios purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because their subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A portfolio's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

FIXED INCOME SECURITIES

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

     Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

     Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities
     Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities
     Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (of the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

                               ------------------

     Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, each of the portfolios of the Trust may use the following investment strategies and purchase the following types of securities. Except in the case of repurchase agreements, the disclosure below does not apply to the American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust (the "American Funds").

LENDING OF PORTFOLIO SECURITIES

     Each portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

     Certain of the portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

     Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

     Certain Trust portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

MORTGAGE DOLLAR ROLLS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each portfolio of the Trust is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     Unless otherwise explicitly prohibited in the description of a portfolio, each of the portfolios of the Trust, except each American Fund, may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

     Certain of the portfolios may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

     Certain of the portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

                               ------------------

     These investment strategies and securities are described further in the Statement of Additional Information.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Certain Underlying Portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      --   financial futures contracts (including stock index futures),

      --   interest rate transactions,*

      --   currency transactions**

      -- Swaps (including interest rate, index, equity, credit default swaps and currency swaps)

      --   Structured notes, including hybrid or "index" securities

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of each portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

**A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,

      -- to protect a portfolio's unrealized gains in the value of its securities,

      -- to facilitate the sale of a portfolio's securities for investment purposes,

      -- to manage the effective maturity or duration of a portfolio's securities or

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market.

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. Even if a Subadviser only use Hedging and Other Strategic Transactions in a portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each Lifestyle Trust is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005.

     The Trust has received an order from the SEC permitting the Adviser to appoint a Subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. On September 22-23, 2005, the Trustees of the Trust approved an amendment to the Trust's advisory agreement changing the method of calculating the advisory fees of most Trust portfolios. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Trust portfolio's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most portfolios is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The following table presents a schedule of the management fees each Lifestyle Trust currently is obligated to pay the Adviser as a percentage of Aggregate Net Assets.

                                      FIRST           EXCESS OVER
                                 $7.5 BILLION OF    $7.5 BILLION OF
                                    AGGREGATE          AGGREGATE
PORTFOLIO                         NET ASSETS(1)      NET ASSETS(1)
---------                        ---------------    ---------------
Lifestyle Growth...............       0.050%             0.040%
Lifestyle Balanced.............       0.050%             0.040%
Lifestyle Moderate.............       0.050%             0.040%
Lifestyle Conservative.........       0.050%             0.040%

(1)For purposes of determining Aggregate Net Assets, the net assets of:
Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, and Lifestyle Conservative Trust, each a series of John Hancock Trust and Lifestyle Aggressive Fund, Lifestyle Growth Fund, Lifestyle Balanced Fund, Lifestyle Moderate Fund, Lifestyle Conservative Fund, each a series of John Hancock Funds II, are included.

     The following table presents the investment advisory fee paid by each Lifestyle Trust for the year ended December 31, 2005.

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
Lifestyle Balanced Trust....................................       $2,263,005
Lifestyle Conservative Trust................................          326,399
Lifestyle Growth Trust......................................        2,218,616
Lifestyle Moderate Trust....................................          651,563
Total for all Portfolios....................................       $5,459,583

SUBADVISORY ARRANGEMENTS

     Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

     A discussion regarding the basis for the Board of Trustees' approval of each Lifestyle Trust subadvisory agreement is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     The Trust may issue five classes of shares, NAV Shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

     The expenses of each portfolio of the Trust are borne by its Series I, Series II, Series III, Series IIIA and NAV shares (as applicable) based on the net assets of the portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each portfolio determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12B-1 PLANS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each Lifestyle Trust are subject to a Rule 12b-1 fee of ..05% of Series I share average daily net assets.

     Series II shares of each Lifestyle Trust are subject to a Rule 12b-1 fee of up to .25% of Series II share average daily net assets.

     Rule 12b-1 fees will be paid to the Trust's Distributor, John Hancock Distributors, LLC (formerly, Manulife Financial Securities LLC), or any successor thereto.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect the Trust and the Portfolios. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of the Trust or the Portfolios. More information about taxes is located in the Statement of Additional Information under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92
(no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

     Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

                               ------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each Lifestyle Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

     The net asset value of the shares of each portfolio of the Trust is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

          (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset values per share of all portfolios, except the Money Market Trust, are computed by:

          (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

     Valuation of Securities. Securities held by each of the portfolios, except securities held by the Money Market and Lifestyle Trusts and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis. Underlying Portfolio shares held by the Lifestyle Trusts are valued at their net asset value.

DISRUPTIVE SHORT TERM TRADING

     None of the Trust's portfolios is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and the Trust seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target portfolios with the following types of investments:

          1. portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The following Underlying Portfolios have significant investments in foreign securities:

            Global Trust
            Global Real Estate Trust
            International Growth Trust
            International Opportunities Trust
            International Small Cap Trust
            International Small Company Trust
            International Core Trust (formerly, International Stock Trust) International Value Trust
            Overseas Equity Trust
            Pacific Rim Trust

          2. portfolios with significant investments in high yield securities that are infrequently traded. The following Underlying Portfolios have significant investments in high yield securities:

            High Income Trust
            High Yield Trust
            U.S. High Yield Bond Trust

          3. portfolios with significant investments in small cap securities. The following Underlying Portfolios have significant investments in small cap securities:

            Emerging Growth Trust
            Emerging Small Company Trust
            Small Cap Trust
            Small Cap Growth Trust
            Small Cap Opportunities Trust
            Small Cap Value Trust
            Small Company Trust
            Small Company Growth Trust
            Small Company Value Trust
            Special Value Trust
            Value Opportunities Trust

     Market timers may also target portfolios with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

     The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     Each of the Lifestyle Trusts invests in shares of other Trust portfolios. The holdings of each Lifestyle Trust in other Trust portfolios will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Trust. In addition, the ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF THE TRUST

     Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans ("Qualified Plans"). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                   APPENDIX A

                                LIFESTYLE TRUSTS

                        DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Trusts may invest in any of the Trust portfolios except the Absolute Return Trust, the Index Allocation Trust and the five American Trusts (the "Underlying Portfolios"). The following tables set forth, separately for the fixed-income Underlying Portfolios and the equity Underlying Portfolios of the Trust: (i) the names of the Underlying Portfolios and of their respective subadvisers; (ii) the expense ratios (or estimated expense ratios in the case of new portfolios) of the Class NAV shares of the Underlying Portfolios for the current fiscal year; and (iii) brief descriptions of the Underlying Portfolio investment goals and principal strategies. Additional investment practices are described in the Trust's Statement of Additional Information and in the prospectuses for the Underlying Portfolios.

                       FIXED-INCOME UNDERLYING PORTFOLIOS

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ACTIVE BOND TRUST                    0.67%       Seeks income and capital appreciation by investing at least
Declaration Management &                         80% of its assets in a diversified mix of debt securities
Research LLC and Sovereign                       and instruments.
Asset Management LLC

BOND INDEX TRUST A                   0.52%       Seeks to track the performance of the Lehman Brothers
Declaration Management &                         Aggregate Index* (which represents the U.S. investment grade
Research LLC                                     bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                 intermediate-term bond fund of high and medium credit
                                                 quality.

CORE BOND TRUST                      0.74%       Seeks total return consisting of income and capital
Wells Capital Management, Inc.                   appreciation by normally investing in a broad range of
                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

GLOBAL BOND TRUST                    0.82%       Seeks to realize maximum total return, consistent with
Pacific Investment Management                    preservation of capital and prudent investment management by
Company                                          investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                 (such as the ECU) and the U.S. dollar.

HIGH INCOME TRUST                    0.95%       Seeks high current income and as a secondary objective,
Sovereign Asset Management LLC                   capital appreciation by investing normally at least 80% of its assets in U.S. and foreign fixed- income securities
                                                 rated BB/Ba or lower and their unrated equivalents.

HIGH YIELD TRUST                     0.70%       Seeks to realize an above-average total return over a market
Western Asset Management                         cycle of three to five years, consistent with reasonable
Company                                          risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

INVESTMENT QUALITY BOND TRUST        0.69%       Seeks a high level of current income consistent with the
Wellington Management Company,                   maintenance of principal and liquidity by investing in a
LLP                                              diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                 20% of its assets in non-investment grade fixed income
                                                 securities.

MONEY MARKET TRUST                   0.52%       Seeks to obtain maximum current income consistent with
MFC Global Investment                            preservation of principal and liquidity. The fund invests in
Management (U.S.A.) Limited                      high quality, U.S. dollar denominated money market
                                                 instruments.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL RETURN BOND TRUST               0.77%       Seeks maximum return, consistent with preservation of
Pacific Investment Management                    capital and prudent investment management, by normally
Company                                          investing at least 80% of its net assets in
                                                 inflation-indexed bonds of varying maturities issued by the
                                                 U.S. and non-U.S. governments and by corporations.

SHORT-TERM BOND TRUST                0.68%       Seeks income and capital appreciation by investing at least
Declaration Management &                         80% of its assets in a diversified mix of debt securities
Research LLC                                     and instruments.

SPECTRUM INCOME TRUST                0.80%       Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                   price fluctuation. The fund diversifies its assets widely
                                                 among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                 markets that are declining and to benefit from good
                                                 performance in particular segments over time. The fund
                                                 normally invests in domestic and international bonds,
                                                 income-oriented stocks, short-term securities, mortgage-
                                                 backed securities and U.S. Government securities. The fund may invest in high yield fixed-income securities (commonly known as "junk bonds").

STRATEGIC BOND TRUST                 0.75%       Seeks a high level of total return consistent with
Western Asset Management                         preservation of capital by giving its subadviser broad
Company                                          discretion to deploy the fund's assets among certain
                                                 segments of the fixed income market in the manner the
                                                 subadviser believes will best contribute to achieving the
                                                 fund's investment goal.

STRATEGIC INCOME TRUST               1.03%       Seeks a high level of current income by normally investing
Sovereign Asset Management LLC                   primarily in foreign government and corporate debt
                                                 securities from developed and emerging markets; U.S.
                                                 Government and agency securities; and U.S. high yield bonds.

TOTAL RETURN TRUST                   0.77%       Seeks to realize maximum total return, consistent with
Pacific Investment Management                    preservation of capital and prudent investment management,
Company                                          by normally investing at least 65% of its assets in a
                                                 diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                 vary within a three-to six-year time frame based on the
                                                 subadviser's forecast for interest rates.

U.S. GOVERNMENT SECURITIES           0.66%       Seeks a high level of current income, consistent with
TRUST                                            preservation of capital and maintenance of liquidity, by
Western Asset Management                         investing in debt obligations and mortgage- backed
Company                                          securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such
                                                 securities.

U.S. HIGH YIELD BOND TRUST           0.95%       Seeks total return with a high level of current income by
Wells Capital Management, Inc.                   normally investing primarily in below investment-grade debt securities (commonly known as "junk bonds" or high yield
                                                 securities). The fund also invests in corporate debt
                                                 securities and may buy preferred and other convertible
                                                 securities and bank loans.

                          EQUITY UNDERLYING PORTFOLIOS

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
500 INDEX TRUST                      0.51%       Seeks to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the S&P 500 Composite Stock Price Index.*

ALL CAP CORE TRUST                   0.87%       Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                   common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ALL CAP GROWTH TRUST                 0.90%       Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                     its assets principally in common stocks of companies that
                                                 are likely to benefit from new or innovative products,
                                                 services or processes, as well as those that have
                                                 experienced above average, long-term growth in earnings and have excellent prospects for future growth.

ALL CAP VALUE TRUST                  0.90%       Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co, LLC                           of U.S. and multinational companies in all capitalization
                                                 ranges that the subadviser believes are undervalued.

BLUE CHIP GROWTH TRUST               0.88%       Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                   is a secondary objective) by normally investing at least 80%
                                                 of its total assets in the common stocks of large and
                                                 medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

CAPITAL APPRECIATION TRUST           0.87%       Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                          its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                 These companies are generally medium-to-large capitalization companies.

CLASSIC VALUE TRUST                  1.04%       Seeks long-term growth of capital by normally investing at
Pzena Investment Management,                     least 80% of its net assets in domestic equity securities.
LLC                                              The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

CORE EQUITY TRUST                    0.85%       Seeks long-term capital growth by normally investing
Legg Mason Capital Management,                   primarily in equity securities that, in the subadviser's
Inc.                                             opinion, offer the potential for capital growth. The
                                                 subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

DYNAMIC GROWTH TRUST                 1.02%       Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                   other equity securities of medium-sized U.S. companies with strong growth potential.

EMERGING GROWTH TRUST                0.88%       Seeks superior long-term rates of return through capital
Sovereign Asset Management LLC                   appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S.
                                                 companies.

EMERGING SMALL COMPANY TRUST         1.03%       Seeks long-term capital appreciation by investing, under
RCM Capital Management LLC                       normal market conditions, at least 80% of its net assets
("RCM")                                          (plus borrowings for investment purposes) in equity
                                                 securities of U.S. companies with smaller capitalizations
                                                 (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*

EQUITY-INCOME TRUST                  0.86%       Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                   long-term capital appreciation by investing primarily in
                                                 dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                 dividends and capital appreciation.

FINANCIAL SERVICES TRUST             0.91%       Seeks growth of capital by normally investing at least 80%
Davis Advisors                                   of its net assets (plus any borrowings for investment
                                                 purposes) in companies principally engaged in financial
                                                 services. A company is "principally engaged" in financial
                                                 services if it owns financial services-related assets
                                                 constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                 provision of financial services.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
FUNDAMENTAL VALUE TRUST              0.82%       Seeks growth of capital by normally investing primarily in
Davis Advisors                                   common stocks of U.S. companies with market capitalizations of at least $10 billion that the subadviser believes are
                                                 undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

GLOBAL TRUST                         0.98%       Seeks long-term capital appreciation by normally investing
Templeton Global Advisors                        at least 80% of its net assets (plus any borrowings for
Limited                                          investment purposes) in equity securities of companies
                                                 located anywhere in the world, including emerging markets.

GLOBAL ALLOCATION TRUST              1.04%       Seeks total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income, by investing in equity and
(Americas) Inc.                                  fixed income securities of issuers located within and
                                                 outside the U.S.

GLOBAL REAL ESTATE TRUST             1.21%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management, Inc.                  appreciation and current income by investing, under normal market conditions, at least 80% of net assets (plus any
                                                 borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                                 companies including foreign REITS and real estate companies.

GROWTH TRUST                         0.88%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 1000 Growth Index. The fund typically
Co. LLC                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                 size and growth characteristics similar to those of
                                                 companies with stocks in the Index.*

U.S. CORE TRUST                      0.81%       Seeks to achieve a high total return by outperforming its
(formerly, Growth & Income                       benchmark, the S&P 500 Index. The fund normally invests at
Trust)                                           least 80% of its assets in investments tied economically to
Grantham, Mayo, Van Otterloo &                   the U.S. and typically makes equity investments in larger
Co. LLC                                          capitalized U.S. companies to gain broad exposure to the
                                                 U.S. equity market.

GROWTH & INCOME TRUST                0.76%       Seeks income and long-term capital appreciation. The fund is
(formerly, Growth & Income                       a large cap stock portfolio that normally invests primarily
Trust II)                                        in a diversified mix of common stocks of large U.S.
Independence Investment LLC                      companies.

GROWTH OPPORTUNITIES TRUST           0.94%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 2500 Growth Index. The fund typically
Co. LLC                                          makes equity investments in companies whose stocks are
                                                 included in the Russell 2500 Index, or in companies with
                                                 total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.*

HEALTH SCIENCES TRUST                1.17%       Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                   at least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                 the life sciences (collectively, "health sciences").

INTERNATIONAL EQUITY INDEX           0.63%       Seeks to track the performance of broad-based equity indices
TRUST A                                          of foreign companies in developed and emerging markets by
SSgA Funds Management, Inc.                      attempting to track the performance of the MSCI All Country
                                                 World ex-US Index.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
INTERNATIONAL GROWTH TRUST           1.04%       Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup Primary Market
Co. LLC                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                 Growth Style Index. The fund typically invests in a
                                                 diversified portfolio of equity investments from the world's developed markets throughout the world.

INTERNATIONAL OPPORTUNITIES          1.01%       Seeks long-term growth of capital by normally investing at
TRUST                                            least 65% of its assets in common stocks of foreign
Marsico Capital Management, LLC                  companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                 world and normally invests in issuers from at least three
                                                 different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

INTERNATIONAL SMALL CAP TRUST        1.13%       The Portfolio invests primarily in the common stock of
Templeton Investment Counsel                     smaller companies outside the U.S.
LLC

INTERNATIONAL SMALL COMPANY          1.12%       Seeks long-term capital appreciation by investing its assets
TRUST                                            in equity securities of non-U.S. small companies of
Dimensional Fund Advisors Inc.                   developed and emerging markets.

INTERNATIONAL CORE TRUST             0.96%       Seeks long-term growth of capital by seeking to
(formerly, International Stock                   outperforming its benchmark, the MSCI EAFE Index. The fund
Trust)                                           normally invests 80% of its assets in equity securities and
Grantham, Mayo, Van Otterloo &                   typically invests in a diversified mix of equity investments
Co. LLC                                          from developed markets other than the U.S.

INTERNATIONAL VALUE TRUST            1.01%       Seeks long-term growth of capital by normally investing
Templeton Investment Counsel,                    primarily in equity securities of companies located outside
LLC                                              the U.S., including emerging markets.*

INTRINSIC VALUE TRUST                0.91%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 1000 Value Index. The fund typically
Co. LLC                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                 size and growth characteristics similar to those of
                                                 companies with stocks in the Index.*

LARGE CAP TRUST                      0.89%       Seeks to maximize total return, consisting of capital
UBS Global Asset Management                      appreciation and current income, by normally investing at
                                                 least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                 capitalization companies.

LARGE CAP VALUE TRUST                0.92%       Seeks long-term growth of capital by normally investing,
Fund Asset Management, L.P.                      primarily in a diversified portfolio of equity securities of
("Mercury Advisors")                             large cap companies located in the U.S.

MANAGED TRUST                        0.75%       Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo &                   primarily in a diversified mix of: (a) common stocks of
Co. LLC and Declaration                          large and mid sized U.S. companies; and (b) bonds with an
Management & Research LLC                        overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                 manages its portion of the fund's portfolio.

MID CAP CORE TRUST                   0.95%       Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                     least 80% of its assets in equity securities, including
                                                 convertible securities, of mid- capitalization companies.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
MID CAP INDEX TRUST                  0.53%       Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the S&P Mid Cap 400 Index.*

MID CAP STOCK TRUST                  0.92%       Seeks long-term growth of capital by normally investing at
Wellington Management Company,                   least 80% of its net assets (plus any borrowings for
LLP                                              investment purposes) in equity securities of medium-sized
                                                 companies with significant capital appreciation potential.
                                                 The fund tends to invest in companies having market
                                                 capitalizations similar to those of companies included in
                                                 the Russell Mid Cap Index.

MID CAP VALUE TRUST                  0.90%       Seeks capital appreciation by normally investing at least
Lord, Abbett & Co, LLC                           80% of its net assets (plus any borrowings for investment
                                                 purposes) in mid-sized companies, with market
                                                 capitalizations at the time of purchase within the market
                                                 capitalization range of companies in the Russell Mid Cap
                                                 Index.*

MID CAP VALUE EQUITY TRUST           1.02%       Seeks to provide long-term growth of capital by investing
RiverSource Investments, LLC                     under normal circumstances, at least 80% of its net assets
                                                 (including the amount of any borrowings for investment
                                                 purposes) in equity securities of medium-sized companies.
                                                 Medium-sized companies are those whose market capitalization at the time of purchase fall within the range of the Russell
                                                 Midcap Value Index.*

MID VALUE TRUST                      1.06%       Seeks long-term capital appreciation. The fund normally
T. Rowe Price Associates, Inc.                   invests primarily in a diversified mix of common stocks of mid size U.S. companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

NATURAL RESOURCES TRUST              1.07%       Seeks long-term total return by normally investing primarily
Wellington Management Company,                   in equity and equity-related securities of natural
LLP                                              resource-related companies worldwide.

OVERSEAS EQUITY TRUST                1.28%       Seeks long-term capital appreciation. The fund normally
Capital Guardian Trust Company                   invests at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large
                                                 established and medium-sized foreign companies located
                                                 primarily in developed countries and, to a lesser extent, in emerging markets.

PACIFIC RIM TRUST                    1.04%       Seeks long-term growth of capital by investing in a
MFC Global Investment                            diversified portfolio comprised primarily of common stocks
Management (U.S.A.) Limited                      and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

QUANTITATIVE ALL CAP TRUST           0.77%       Seeks long-term growth of capital by normally investing
MFC Global Investment                            primarily in equity securities of U.S. companies. The fund
Management (U.S.A.) Limited                      will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

QUANTITATIVE MID CAP TRUST           0.84%       Seeks long-term growth of capital by normally investing at
MFC Global Investment                            least 80% of its total assets (plus any borrowings for
Management (U.S.A.) Limited                      investment purposes) in U.S. mid-cap stocks, convertible
                                                 preferred stocks, convertible bonds and warrants.

QUANTITATIVE VALUE TRUST             0.76%       Seeks long-term capital appreciation by investing primarily
MFC Global Investment                            in large-cap U.S. securities with the potential for
Management (U.S.A.) Limited                      long-term growth of capital.

REAL ESTATE EQUITY TRUST             1.06%       Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                   capital appreciation and current income by investing, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL ESTATE SECURITIES TRUST         0.76%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                   appreciation and current income by normally investing at
                                                 least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in equity securities of real estate
                                                 investment trusts ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY TRUST           1.12%       Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                   least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                 science and technology. Current income is incidental to the fund's objective.

SMALL CAP TRUST                      0.88%       Seeks maximum capital appreciation consistent with
Independence Investment, LLC                     reasonable risk to principal by normally investing at least
                                                 80% of its net assets in equity securities of companies
                                                 whose market capitalizations are under $2 billion.

SMALL CAP GROWTH TRUST               1.13%       Seeks long-term capital appreciation by normally investing
Wellington Management Company,                   primarily in small- cap companies believed to offer above
LLP                                              average potential for growth in revenues and earnings.

SMALL CAP INDEX TRUST                0.53%       Seeks to approximate the aggregate total return of a small
MFC Global Investment                            cap U.S. domestic equity market index by attempting to track
Management (U.S.A.) Limited                      the performance of the Russell 2000 Index.*

SMALL CAP OPPORTUNITIES TRUST        1.07%       Seeks long-term capital appreciation by normally investing
Munder Capital Management                        at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                 companies in the Russell 2000 Index.*

SMALL CAP VALUE TRUST                1.12%       Seeks long-term capital appreciation by normally investing
Wellington Management Company,                   at least 80% of its assets in small-cap companies that are
LLP                                              believed to be undervalued by various measures and to offer good prospects for capital appreciation.

SMALL COMPANY TRUST                  1.35%       Seeks long-term capital growth by normally investing
American Century Investment                      primarily in equity securities of smaller-capitalization
Management, Inc.                                 U.S. companies. The subadviser uses quantitative,
                                                 computer-driven models to construct the fund's portfolio of stocks.

SMALL COMPANY GROWTH TRUST           1.18%       Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                     least 80% of its assets in securities of
                                                 small-capitalization companies. The subadviser seeks to
                                                 identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

SMALL COMPANY VALUE TRUST            1.08%       Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                   small companies whose common stocks are believed to be
                                                 undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                 in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                 Russell 2000 Index at the time of purchase.*

SPECIAL VALUE TRUST                  1.21%       Seeks long-term capital growth by normally investing at
Salomon Brothers Asset                           least 80% of its net assets in common stocks and other
Management, Inc                                  equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                 capitalization of companies in the Russell 2000 Value
                                                 Index.*

STRATEGIC VALUE TRUST                0.93%       Seeks capital appreciation by normally investing at least
Massachusetts Financial                          65% of its net assets in common stocks and related
Services Company                                 securities of companies which the subadviser believes are
                                                 undervalued in the market relative to their long term
                                                 potential.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
TOTAL STOCK MARKET INDEX TRUST       0.53%       Seeks to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the Wilshire 5000 Equity Index.*

U.S. GLOBAL LEADERS GROWTH           0.76%       Seeks long-term growth of capital by normally investing
TRUST                                            primarily in common stocks of "U.S. Global Leaders" as
Sustainable Growth Advisers,                     determined by the subadviser.
L.P.

U.S. LARGE CAP TRUST                 0.89%       Seeks long-term growth of capital and income. The fund
Capital Guardian Trust Company                   normally invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity and
                                                 equity-related securities of companies with market
                                                 capitalization greater than $500 million at the time of
                                                 purchase. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

U.S. MULTI SECTOR TRUST              0.80%       Seeks total return greater than its benchmark, the Russell
Grantham, Mayo, Van Otterloo &                   3000 Index. The fund normally invests in securities in the
Co. LLC                                          Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with
                                                 readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its
                                                 assets in investments tied economically to the U.S.*

UTILITIES TRUST                      1.04%       Seeks capital growth and current income (income above that
Massachusetts Financial                          available from a portfolio invested entirely in equity
Services Company                                 securities) by normally investing at least 80% of its net
                                                 assets (plus any borrowings for investment purposes) in
                                                 equity and debt securities of domestic and foreign companies in the utilities industry.

VALUE TRUST                          0.80%       Seeks to realize an above-average total return over a market
Van Kampen                                       cycle of three to five years, consistent with reasonable
                                                 risk, by investing primarily in equity securities of
                                                 companies with capitalizations similar to the market
                                                 capitalizations of companies in the Russell Midcap Value
                                                 Index.*

VALUE & RESTRUCTURING TRUST          0.91%       Seeks long-term capital appreciation by investing primarily
U.S. Trust Advisers, Inc.                        (at least 65% of its assets) in common stocks of U.S. and
                                                 foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company
                                                 assets, but where the subadviser believes restructuring
                                                 efforts or industry consolidation will serve to highlight
                                                 true company values. In choosing investments for the fund, the subadviser looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the
                                                 issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

VALUE OPPORTUNITIES TRUST            0.94%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 2500 Value Index. The fund typically
Co. LLC                                          makes equity investments in companies whose stocks are
                                                 included in the Russell 2500 Index, or in companies with
                                                 total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
VISTA TRUST                          1.06%       Seeks long-term capital growth by normally investing in
American Century Investment                      common stocks of U.S. and foreign companies that are
Management, Inc.                                 medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                 convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                 and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                 increase in value over time, using a proprietary investment strategy.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc., Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R), Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap (R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each portfolio is intended to help investors understand the financial performance of the portfolio for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Trust portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Trust portfolio (assuming reinvestment of all dividends and distributions).

     The financial statements of the Trust as of December 31, 2005, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Trust's financial statements, in the Trust's annual report which has been incorporated by reference into the Statement of Additional Information and is available upon request.

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                                                 LIFESTYLE GROWTH
                                                         (FORMERLY, LIFESTYLE GROWTH 820)
                         ------------------------------------------------------------------------------------------------
                                               SERIES I                                           SERIES II
                         -----------------------------------------------------      -------------------------------------
                                       YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                         -----------------------------------------------------      -------------------------------------
                          2005         2004      2003      2002         2001         2005      2004      2003     2002(A)
                         -------      -------   -------   -------      -------      -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.40      $ 11.86   $  9.28   $ 11.25      $ 13.59      $ 13.39   $ 11.85   $  9.28   $ 11.06
Net investment income
(loss)                      0.17(H)      0.13      0.09      0.14         0.18       0.10(H)     0.13      0.09      0.14
Net realized and
unrealized gain (loss)
on investments              0.94         1.58      2.61     (1.89)       (1.43)        0.99      1.58      2.60     (1.70)
                         -------      -------   -------   -------      -------      -------   -------   -------   -------
Total from investment
operations                  1.11         1.71      2.70     (1.75)       (1.25)        1.09      1.71      2.69     (1.56)
                         -------      -------   -------   -------      -------      -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.17)       (0.13)    (0.09)    (0.14)       (0.18)       (0.17)    (0.13)    (0.09)    (0.14)
From net realized gain     (0.28)       (0.04)    (0.01)    (0.02)       (0.59)       (0.28)    (0.04)    (0.01)    (0.02)
From capital paid-in           -            -     (0.02)    (0.06)       (0.32)           -         -     (0.02)    (0.06)
                         -------      -------   -------   -------      -------      -------   -------   -------   -------
                           (0.45)       (0.17)    (0.12)    (0.22)       (1.09)       (0.45)    (0.17)    (0.12)    (0.22)
                         -------      -------   -------   -------      -------      -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 14.06      $ 13.40   $ 11.86   $  9.28      $ 11.25      $ 14.03   $ 13.39   $ 11.85   $  9.28
                         =======      =======   =======   =======      =======      =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      8.66        14.57     29.55    (15.84)(L)    (8.97)(L)     8.51     14.59     29.44    (14.40)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $901       $1,730    $1,224      $766         $727       $4,881    $2,117      $652      $121
Ratio of net expenses
to average net assets
(%)(Q)                      0.12         0.07      0.07      0.07         0.07         0.30      0.07      0.07      0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)           0.12         0.07      0.07      0.09(P)      0.09(P)      0.30      0.07      0.07      0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               1.30         0.98      0.84      1.24         1.33         0.74      0.75      0.53     (0.01)(R)
Portfolio turnover (%)       111           48        55       117           84          111        48        55       117

                                             LIFESTYLE GROWTH
                                        (FORMERLY, LIFESTYLE GROWTH
                                                   820)
                              -----------------------------------------------
                                       SERIES IIIA                SERIES NAV
                              -----------------------------      ------------
                                                                     YEAR
                                                                    ENDED
                                YEARS ENDED DECEMBER 31,         DECEMBER 31,
                              -----------------------------      ------------
                              2005(F)     2004      2003(A)        2005(A)
                              -------    ------     -------      ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.39     $11.86     $10.77          $12.46
Net investment income
(loss)                          0.08(H)    0.13          -(J)            -(H)(J)
Net realized and
unrealized gain (loss)
on investments                  0.99       1.57       1.09            1.63
                              ------     ------     ------          ------
Total from investment
operations                      1.07       1.70       1.09            1.63
                              ------     ------     ------          ------
LESS DISTRIBUTIONS
From net investment
income                         (0.17)     (0.13)         -               -(J)
From net realized gain         (0.28)     (0.04)         -           (0.02)
From capital paid-in               -          -          -
                              ------     ------     ------          ------
                               (0.45)     (0.17)         -           (0.02)
                              ------     ------     ------          ------
NET ASSET VALUE, END
OF PERIOD                     $14.01     $13.39     $11.86          $14.07
                              ======     ======     ======          ======
       TOTAL RETURN
(%)(K)                          8.32(L)   14.49(L)   10.12(L)(M)     13.08(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $9         $5          -(O)          $23
Ratio of net expenses
to average net assets
(%)(Q)                          0.50       0.22       0.22(R)         0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)               1.00(P)    1.00(P)   19.95(P)(R)      0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   0.65       0.06      (0.14)(R)       (0.03)(R)
Portfolio turnover (%)           111         48         55             111

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                                     LIFESTYLE BALANCED
                                                             (FORMERLY, LIFESTYLE BALANCED 640)
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.79     $12.43     $10.30     $ 11.82     $13.53     $13.78     $ 12.43     $10.30     $11.72
Net investment income
(loss)                          0.27(H)    0.24       0.19        0.29       0.35       0.18(H)     0.24       0.19       0.29
Net realized and
unrealized gain (loss)
on investments                  0.62       1.40       2.22       (1.43)     (1.02)      0.70        1.39       2.22      (1.33)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.89       1.64       2.41       (1.14)     (0.67)      0.88        1.63       2.41      (1.04)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.28)     (0.24)     (0.19)      (0.29)     (0.35)     (0.28)      (0.24)     (0.19)     (0.29)
From net realized gain         (0.49)     (0.04)     (0.05)      (0.04)     (0.69)     (0.49)      (0.04)     (0.05)     (0.04)
From capital paid-in               -          -      (0.04)      (0.05)         -          -           -      (0.04)     (0.05)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.77)     (0.28)     (0.28)      (0.38)     (1.04)     (0.77)      (0.28)     (0.28)     (0.38)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $13.91     $13.79     $12.43     $ 10.30     $11.82     $13.89     $ 13.78     $12.43     $10.30
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                          6.88      13.49      23.97       (9.95)(L)  (4.71)(L)   6.80       13.41      23.97(L)  (9.18)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $1,031     $1,846     $1,331        $860       $745     $4,538      $2,101       $740       $164
Ratio of net expenses
to average net assets
(%)(Q)                          0.12       0.07       0.07        0.07       0.07       0.30        0.07       0.07       0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)               0.12       0.07       0.07        0.09(P)    0.09(P)    0.30        0.07       0.07(P)    0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   2.08       1.75       1.59        2.48       2.47       1.34        1.39       1.11       0.07(R)
Portfolio turnover (%)            99         51         55         114         71         99          51         55        114

                                                   LIFESTYLE BALANCED
                                           (FORMERLY, LIFESTYLE BALANCED 640)
                              ------------------------------------------------------------
                                         SERIES IIIA                           SERIES NAV
                              ----------------------------------              ------------
                                                                                  YEAR
                                                                                 ENDED
                                   YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                              ----------------------------------              ------------
                              2005(F)        2004        2003(A)                2005(A)
                              -------       ------       -------              ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.78        $12.43       $11.45                  $ 12.67
Net investment income
(loss)                          0.16(H)       0.24            -(J)                     -(H)(J)
Net realized and
unrealized gain (loss)
on investments                  0.69          1.39         0.98                     1.26
                              ------        ------       ------                  -------
Total from investment
operations                      0.85          1.63         0.98                     1.26
                              ------        ------       ------                  -------
LESS DISTRIBUTIONS
From net investment
income                         (0.28)        (0.24)           -                        -(J)
From net realized gain         (0.49)        (0.04)           -                    (0.01)
From capital paid-in           (0.77)        (0.28)           -                        -
                              ------        ------       ------                  -------
                                   -             -            -                    (0.01)
                              ------        ------       ------                  -------
NET ASSET VALUE, END
OF PERIOD                     $13.86        $13.78       $12.43                  $ 13.92
                              ======        ======       ======                  =======
       TOTAL RETURN
(%)(K)                          6.57(L)      13.41(L)      8.56(L)(M)               9.94(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             $10            $6            -(O)                   $12
Ratio of net expenses
to average net assets
(%)(Q)                          0.50          0.22         0.22(R)                  0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)               1.00(P)       1.38(P)      8.35(P)(R)               0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   1.26          0.24        (0.22)(R)                (0.03)(R)
Portfolio turnover (%)            99            51           55                       99

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                              LIFESTYLE MODERATE
                                      (FORMERLY, LIFESTYLE MODERATE 460)
                         -------------------------------------------------------------
                                                 SERIES I
                         ---------------------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                         ---------------------------------------------------------
                          2005      2004      2003        2002             2001
                         -------   -------   -------   ----------       ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.80   $ 12.79   $ 11.22   $    12.11       $    13.01
Net investment income
(loss)                      0.33(H)    0.31     0.27         0.40             0.45
Net realized and
unrealized gain (loss)
on investments              0.19      1.07      1.67        (0.88)           (0.61)
                         -------   -------   -------   ----------       ----------
Total from investment
operations                  0.52      1.38      1.94        (0.48)           (0.16)
                         -------   -------   -------   ----------       ----------
LESS DISTRIBUTIONS
From net investment
income                     (0.33)    (0.31)    (0.27)       (0.40)           (0.45)
From net realized gain     (0.64)    (0.06)    (0.06)           -            (0.10)
From capital paid-in           -         -     (0.04)       (0.01)           (0.19)
                         -------   -------   -------   ----------       ----------
                           (0.97)    (0.37)    (0.37)       (0.41)           (0.74)
                         -------   -------   -------   ----------       ----------
NET ASSET VALUE, END
OF PERIOD                $ 13.35   $ 13.80   $ 12.79   $    11.22       $    12.11
                         =======   =======   =======   ==========       ==========
       TOTAL RETURN
(%)(K)                      4.15     11.04     17.83        (4.07)(L)        (1.09)(L)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $327      $582      $462         $326             $245
Ratio of net expenses
to average net assets
(%)(Q)                      0.12      0.07      0.07         0.07             0.07
Ratio of gross
expenses to average
net assets (%)(Q)           0.12      0.07      0.07         0.09(P)          0.10(P)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               2.51      2.26      2.15         3.17             3.23
Portfolio turnover (%)       101        55        46          113               84

                                       LIFESTYLE MODERATE
                               (FORMERLY, LIFESTYLE MODERATE 460)
                        -------------------------------------------------
                                            SERIES II
                        -------------------------------------------------
                                    YEARS ENDED DECEMBER 31,
                        -------------------------------------------------
                         2005          2004          2003         2002(A)
                        -------       -------       -------       -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD     $ 13.80       $ 12.79       $ 11.22       $ 12.07
Net investment income
(loss)                     0.24(H)       0.31          0.27          0.40
Net realized and
unrealized gain (loss)
on investments             0.26          1.07          1.67         (0.84)
                        -------       -------       -------       -------
Total from investment
operations                 0.50          1.38          1.94         (0.44)
                        -------       -------       -------       -------
LESS DISTRIBUTIONS
From net investment
income                    (0.33)        (0.31)        (0.27)        (0.40)
From net realized gain    (0.64)        (0.06)        (0.06)            -
From capital paid-in          -             -         (0.04)        (0.01)
                        -------       -------       -------       -------
                          (0.97)        (0.37)        (0.37)        (0.41)
                        -------       -------       -------       -------
NET ASSET VALUE, END
OF PERIOD               $ 13.33       $ 13.80       $ 12.79       $ 11.22
                        =======       =======       =======       =======
       TOTAL RETURN
(%)(K)                     4.00         11.04         17.83         (3.77)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)     $1,108          $631          $286           $74
Ratio of net expenses
to average net assets
(%)(Q)                     0.30          0.07          0.07          0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)          0.30          0.07          0.07          0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)              1.80          1.90          1.58          0.19(R)
Portfolio turnover (%)      101            55            46           113

                                                                                      LIFESTYLE MODERATE
                                                                              (FORMERLY, LIFESTYLE MODERATE 460)
                                                              -------------------------------------------------------------------
                                                                              SERIES IIIA                             SERIES NAV
                                                              -------------------------------------------            ------------
                                                                                                                      YEAR ENDED
                                                                       YEARS ENDED DECEMBER 31,                      DECEMBER 31,
                                                              -------------------------------------------            ------------
                                                               2005(F)           2004            2003(A)               2005(A)
                                                              ---------        ---------        ---------            ------------
 PER SHARE OPERATING PERFORMANCE
 NET ASSET VALUE, BEGINNING OF PERIOD                         $   13.78        $   12.79        $   11.98             $   12.59
 Net investment income (loss)                                      0.18(H)          0.31                -(J)              (0.01)(H)
 Net realized and unrealized gain (loss) on investments            0.31             1.05             0.81                  0.77
                                                              ---------        ---------        ---------             ---------
 Total from investment operations                                  0.49             1.36             0.81                  0.76
                                                              ---------        ---------        ---------             ---------
 LESS DISTRIBUTIONS
 From net investment income                                       (0.33)           (0.31)               -                     -
 From net realized gain                                           (0.64)           (0.06)               -                     -
 From capital paid-in
                                                              ---------        ---------        ---------             ---------
                                                                  (0.97)           (0.37)               -                     -
                                                              ---------        ---------        ---------             ---------
 NET ASSET VALUE, END OF PERIOD                               $   13.30        $   13.78        $   12.79             $   13.35
                                                              =========        =========        =========             =========
        TOTAL RETURN (%)(K)                                        3.92(L)         10.88(L)          6.76(L)(M)            6.04(M)
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                             $3               $2                -(O)                 $2
 Ratio of net expenses to average net assets (%)(Q)                0.51             0.22             0.22(R)               0.06(R)
 Ratio of gross expenses to average net assets (%)(Q)              1.09(P)          0.86(P)         47.71(P)(R)            0.06(R)
 Ratio of net investment income (loss) to average net
 assets (%)(V)                                                     1.50            (0.12)           (0.14)(R)             (0.06)(R)
 Portfolio turnover (%)                                             101               55               46                   101

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                      LIFESTYLE CONSERVATIVE
                                              (FORMERLY, LIFESTYLE CONSERVATIVE 280)
                              -----------------------------------------------------------------------
                                                           SERIES I
                              ------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                              ------------------------------------------------------------------
                               2005            2004      2003               2002           2001
                              ------          ------    ------             ------         ------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $14.20          $13.64    $12.72             $12.94         $13.17
Net investment income
(loss)                          0.42(H)         0.42      0.38               0.39           0.55
Net realized and
unrealized gain (loss)
on investments                 (0.05)           0.71      1.03              (0.16)         (0.14)
                              ------          ------    ------             ------         ------
Total from investment
operations                      0.37            1.13      1.41               0.23           0.41
                              ------          ------    ------             ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.43)          (0.42)    (0.39)             (0.39)         (0.55)
From net realized gain         (0.72)          (0.15)    (0.10)             (0.04)
From capital paid-in               -               -         -              (0.02)             -
                              ------          ------    ------             ------         ------
                               (1.15)          (0.57)    (0.49)             (0.45)         (0.64)
                              ------          ------    ------             ------         ------
NET ASSET VALUE, END
OF PERIOD                     $13.42          $14.20    $13.64             $12.72         $12.94
                              ======          ======    ======             ======         ======
       TOTAL RETURN
(%)(K)                          2.88            8.59     11.47(L)            1.80(L)        3.30(L)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $182            $373      $299               $251           $174
Ratio of net expenses
to average net assets
(%)(Q)                          0.12            0.07      0.07               0.07           0.07
Ratio of gross
expenses to average
net assets (%)(Q)               0.12            0.07      0.08(P)            0.09(P)        0.10(P)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   3.16            2.80      2.89               2.62           3.82
Portfolio turnover (%)           104              44        40                 69             38

                                     LIFESTYLE CONSERVATIVE
                             (FORMERLY, LIFESTYLE CONSERVATIVE 280)
                        ------------------------------------------------
                                           SERIES II
                        ------------------------------------------------
                                    YEARS ENDED DECEMBER 31,
                        ------------------------------------------------
                         2005            2004      2003          2002(A)
                        ------          ------    ------         -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD     $14.19          $13.64    $12.72         $12.93
Net investment income
(loss)                    0.32(H)         0.42      0.38           0.39
Net realized and
unrealized gain (loss)
on investments            0.04            0.70      1.03          (0.15)
                        ------          ------    ------         ------
Total from investment
operations                0.36            1.12      1.41           0.24
                        ------          ------    ------         ------
LESS DISTRIBUTIONS
From net investment
income                   (0.43)          (0.42)    (0.39)         (0.39)
From net realized gain   (0.72)          (0.15)    (0.10)         (0.04)
From capital paid-in         -               -         -          (0.02)
                        ------          ------    ------         ------
                         (1.15)          (0.57)    (0.49)         (0.45)
                        ------          ------    ------         ------
NET ASSET VALUE, END
OF PERIOD               $13.40          $14.19    $13.64         $12.72
                        ======          ======    ======         ======
       TOTAL RETURN
(%)(K)                    2.81            8.51     11.46(L)        1.83(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)      $422            $286      $154            $48
Ratio of net expenses
to average net assets
(%)(Q)                    0.30            0.07      0.07           0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)         0.30            0.07      0.08(P)        0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)             2.39            2.50      2.21           0.25(R)
Portfolio turnover (%)     104              44        40             69

                                              LIFESTYLE CONSERVATIVE
                                        (FORMERLY, LIFESTYLE CONSERVATIVE
                                                       280)
                              ------------------------------------------------------
                                       SERIES IIIA                       SERIES NAV
                              ------------------------------            ------------
                                                                            YEAR
                                                                           ENDED
                                 YEARS ENDED DECEMBER 31,               DECEMBER 31,
                              ------------------------------            ------------
                              2005(F)      2004      2003(A)              2005(A)
                              -------     ------     -------            ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $14.19      $13.64     $12.95                $ 12.99
Net investment income
(loss)                          0.30(H)     0.42          -(J)               (0.01)(H)
Net realized and
unrealized gain (loss)
on investments                  0.03        0.70       0.69                   0.46
                              ------      ------     ------                -------
Total from investment
operations                      0.33        1.12       0.69                   0.45
                              ------      ------     ------                -------
LESS DISTRIBUTIONS
From net investment
income                         (0.43)      (0.42)         -                      -
From net realized gain         (0.72)      (0.15)         -                      -
From capital paid-in                                      -                      -
                              ------      ------     ------                -------
                               (1.15)      (0.57)         -                      -
                              ------      ------     ------                -------
NET ASSET VALUE, END
OF PERIOD                     $13.37      $14.19     $13.64                $ 13.44
                              ======      ======     ======                =======
       TOTAL RETURN
(%)(K)                          2.58(L)     8.51(L)    5.33(L)(M)             3.46(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $3          $2          -(O)                  $1
Ratio of net expenses
to average net assets
(%)(Q)                          0.49        0.22       0.22(R)                0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)               1.09(P)     2.23(P)    8.73(P)(R)             0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   2.32        1.25      (0.22)(R)              (0.06)(R)
Portfolio turnover (%)           104          44         40                    104

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

     Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-551-5850. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549.



                                   INDEPENDENT REGISTERED PUBLIC
                                   ACCOUNTANTS OF THE TRUST
                                   PricewaterhouseCoopers
                                   125 High Street
                                   Boston, MA 02110-1707


       The Trust's Investment Company and 1933 Act File Numbers are 811-4146 and
                                                                         2-94157
                                        35